Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
9.
Debt

Current Debt Facilities

On June 28, 2021, Paysafe refinanced its former debt facilities by entering into the following debt facilities:

•
$305,000 senior secured revolving credit facility (the “Revolving Credit Facility”).
•
$1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility entered into on September 28, 2021 as described below);
•
€710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility entered into on September 28, 2021 as described below); and
•
$400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The $390,000 senior secured incremental USD term loan facility (“USD Incremental Term Loan”) and the €275,000 senior secured incremental EUR term loan facility (“EUR Incremental Term Loan”) were entered into on September 28, 2021 in connection with the SafetyPay and viaFintech acquisitions, respectively. As of December 31, 2021, the USD Incremental Term Loan and EUR Incremental Term Loan were fully drawn. As the SafetyPay acquisition had not been completed as of December 31, 2021, the cash drawn was held in escrow and was presented within "Customer accounts and other restricted cash" in the Consolidated Statements of Financial Position. Debt issuance costs of $16,765 were recorded in connection with this transaction which is reported as a deduction from the debt, presented under “Non-current debt” in the Consolidated Statements of Financial Position, and amortized using the effective interest rate method.

The Company used the proceeds from the Term Loan Facility and the Secured Notes as well as $35,000 drawn down under the Revolving Credit Facility to fully repay the former debt facilities. Debt issuance costs of $24,474 were recorded in connection with the Refinancing, for which a majority are reported as a deduction from the debt, presented under “Non-current debt” in the Consolidated Statements of Financial Position, and amortized using the effective interest rate method.

As of December 31, 2023 and 2022, $35,640 and $21,408, respectively, was drawn down on the Revolving Credit Facility.

Former Debt Facilities

As of December 31, 2020, the Company's debt facilities consisted of a first lien term loan, a second lien term loan and a first lien revolving credit facility ("First Lien Revolving Credit Facility"). The first lien term loan consisted of a $1,540,000 USD Facility (“USD First Lien Term Loan) and €1,043,716 EUR Facility (“EUR First Lien Term Loan”). The second lien term loan consisted of $250,000 USD Facility (“USD Second Lien Term Loan”) and a €212,459 EUR Facility (“EUR Second Lien Term Loan”). The First Lien Revolving Credit Facility had an available balance of $225,000 in multiple currencies. As of December 31, 2020, the Company had no unpaid drawdowns.

In connection with the Transaction as described in Note 2, the Company repaid $416,700, including quarterly principal payments, and €204,500 under the USD First Lien Term Loan and EUR First Lien Term Loan, respectively, and fully repaid the second lien term loan facility which consisted of a $250,000 USD Facility (“USD Second Lien Term Loan”) and a €212,459 EUR Facility (“EUR Second Lien Term Loan”). Both debt repayments occurred contemporaneously with the closing of the Transaction. As a result, the Company expensed capitalized debt fees of $21,724, which are included in “Interest expense, net” on the Consolidated Statements of Comprehensive Loss.

On June 28, 2021, the Company fully repaid the outstanding balances under the USD First Lien Term Loan, the EUR First Lien Term Loan and the First Lien Revolving Credit Facility, which was accounted for as a debt extinguishment. The repayment occurred contemporaneously with the Refinancing, as described above. The Company recorded a loss on extinguishment of debt, including the expense of capitalized debt fees, of $40,538, which is included in “Interest expense, net” on the Consolidated Statements of Comprehensive Loss.

Line of Credit

The Company’s Line of Credit is $75,000 and the maturity date is June 2025. The Line of Credit is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. As of both December 31, 2023 and 2022, the Company had outstanding balances of $75,000.

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Effective Interest Rate (2)	Facility maturity date	Principal outstanding at December 31, 2023 (Local Currency)	Principal outstanding at December 31, 2023 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	7.4%	Jun-28	885,942	$885,942
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.6%	Jun-28	645,748	712,666
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	465,028
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	345,581	345,581
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	7.7%	Dec-27	23,500	23,500
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	6.1%	Dec-27	11,000	12,140
Line of Credit	USD	Term SOFR (6) + 2.70%	8.1%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,519,857

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of December 31, 2023.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	As of December 31,
	2023	2022
Principal outstanding	$2,519,857	$2,658,023
Unamortized debt issuance cost	(18,024)	(14,564)
Total	2,501,833	2,643,459
Short-term debt	10,190	10,190
Long-term debt	$2,491,643	$2,633,269

For the years ended December 31, 2023, 2022 and 2021, interest expense, including amortization of deferred debt issuance cost, was $151,148, $126,628, and $165,827.

Maturity requirements on non-current debt as of December 31, 2023 by year are as follows:

Years ending December 31,
2024	$10,190
2025	85,190
2026	10,190
2027	45,830
2028	1,557,848
2029 and thereafter	810,609
Total	$2,519,857

During the year ended December 31, 2023, the Company made mandatory principal payments of $10,190 under its Term Loan Facility. In addition, the Company repurchased $24,837 of Secured Notes and $153,345 of Term Loans during the year ended December 31,

2023. This resulted in a gain on repurchase of $10,758 recognized within "Other income, net" within the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2023.

During the year ended December 31, 2022, the Company made principal payments of $19,624 under its Term Loan Facility, inclusive of voluntary prepayments of $9,434. In addition, the Company repurchased $43,200 of Secured Notes and $13,845 of Term Loans during the year ended December 31, 2022. This resulted in a gain on repurchase of $11,534 recognized within "Other income, net" within the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2022.

As of December 31, 2023, we have committed to future repurchases of $12,446, which have a face value of $12,776.

On April 13, 2023, the Company entered into a debt amendment agreement to replace LIBOR with SOFR, following the Financial Conduct Authority's ("FCA") decision to phase out the use of LIBOR by June 30, 2023. The USD Term Loan Facility and USD Revolving Credit Facility previously bore interest at LIBOR plus margin. This contract modification qualifies for the relief provided in ASU 2021-01. The Company applied the optional expedient in the standard, accounting for the amendment as if the modification was not substantial and thus a continuation of the existing contract, with the change in rate accounted for prospectively.

Compliance with Covenants

The Company’s new facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the new facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the new facilities, of the Company and the restricted subsidiaries for the relevant period.

The financial covenants under the former debt facilities required the Company to test its First Lien Net Leverage Ratio if the principal amount of the Revolving Facility Loans outstanding at the reporting date exceeded 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization was greater than 40% at the reporting date, there was an additional requirement that the First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0. The First Lien Net Leverage Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) consolidated EBITDA, as defined in the former debt facilities, of the Company and the restricted subsidiaries for the relevant period.

The Company was in compliance with its financial covenants at December 31, 2023 and 2022.

Letters of Credit

As of December 31, 2023 and 2022, the Company had issued letters of credit of approximately $135,413 and $121,960, respectively, for use in the ordinary course of business.